CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net (loss)/income	$ (390)	$ 15	$ (499)	$ 53
Other comprehensive income to be eventually recycled into the consolidated income statement:
Currency translation effects	5	(88)	1	(40)
Total of items to eventually recycle	5	(88)	1	(40)
Other comprehensive income never to be recycled into the consolidated income statement:
Actuarial (losses)/gains from defined benefit plans, net of taxes	0	16	(7)	33
Fair value adjustments on equity securities, net of taxes	0	0	(2)	0
Total of items never to be recycled	0	16	(9)	33
Total comprehensive (loss)/income	$ (385)	$ (57)	$ (507)	$ 46